GOODWILL AND OTHER INTANGIBLES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Goodwill [Line Items]
Amortization expense	$ 27	$ 25	$ 83	$ 72
Agriculture
Goodwill [Line Items]
Percentage of fair value in excess of carrying value					270.00%
Financial Services
Goodwill [Line Items]
Percentage of fair value in excess of carrying value					51.00%